Share-Based Compensation Plans (Details 3) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life	7 years	7 years
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stock options exercisable	4,762,335	3,689,117
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stock options exercisable	409,953	432,102